Ropes & Gray LLP
2099 Pennsylvania Avenue, N.W.
Washington, D.C. 20006
WRITER’S DIRECT DIAL NUMBER: (202) 626-3909
November 10, 2021
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
Artisan Partners Funds, Inc.: File Nos. 033-88316 and 811-08932
Post-Effective Amendment No. 133 to the Registration Statement
Dear Sir or Madam:
On behalf of Artisan Partners Funds, Inc. (“Artisan Partners Funds”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No. 133 to Artisan Partners Funds’ Registration Statement under the 1933 Act and Amendment No. 135 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by Artisan Partners Funds for five years.
In addition to the Part C, the Amendment includes the following: (i) a Prospectus relating to Artisan Emerging Markets Debt Opportunities Fund and Artisan Global Unconstrained Fund, each a new series of Artisan Partners Funds (the “Funds”) and (ii) a Statement of Additional Information for the Funds.
The Amendment relates solely to the Funds. No information relating to any other series or shares of Artisan Partners Funds is amended or superseded hereby.
No fees are required in connection with this filing. If you have any questions concerning this filing, please call me at (202) 626-3909.
Sincerely,
/s/ Nathan Briggs

Nathan Briggs